Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Expenses By Nature
Expenses by nature

	12.31.23	12.31.22	12.31.21
Costs of sales
Raw materials and supplies	33,474,310	34,930,469	29,279,943
Salaries and employees benefits	5,161,849	4,690,868	4,280,574
Depreciation	2,448,711	2,319,631	2,080,306
Amortization	210,288	185,852	150,514
Other	3,486,581	3,545,556	2,859,435
	44,781,739	45,672,376	38,650,772

Sales expenses
Indirect and direct logistics expenses	3,691,443	3,415,266	2,698,526
Marketing	802,754	801,194	718,151
Salaries and employees benefits	1,697,652	1,548,788	1,480,314
Depreciation	382,267	341,009	345,624
Amortization	82,911	68,317	94,332
Other	797,136	892,574	721,303
	7,454,163	7,067,148	6,058,250

Administrative expenses
Salaries and employees benefits	366,142	319,187	395,892
Fees	65,417	46,602	68,378
Depreciation	41,710	33,896	35,193
Amortization	58,894	43,000	40,385
Other	225,673	202,142	283,112
	757,836	644,827	822,960